Employee benefits (Details 1) - Parent Company Gratuity plan [Member] - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligations	₨ 2,628	₨ 2,349	₨ 2,200
Fair value of plan assets	(1,997)	(2,160)
Net defined benefit liability recognized	₨ 631	₨ 189